15. STOCK OPTIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Notes to Financial Statements
STOCK OPTIONS

On March 21, 2013, an amendment to the Stock Option Plan was approved by the stockholders of the Company, increasing the number of shares reserved for issuance under the Plan to 93,333 shares. On April 10, 2018, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 93,333 to 1,200,000. On August 7, 2018, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 1,200,000 to 2,000,000 to common shares. On May 22, 2019, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 2,000,000 to 3,000,000 to common shares.

Determining Fair Value under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

The Company had the following stock option transactions during the nine months ended June 30, 2019:

On October 31, 2018, the Board awarded stock option grants to two directors to acquire 50,000 shares each of the Company’s common stock. The grants were valued at $3.03 per share and expire on October 31, 2013. The grants vested immediately.

On October 31, 2018, the Board awarded Phillip A. Bosua a stock option grant to acquire 100,000 shares of the Company’s Common stock for each $1,000,000 raised by the Company in revenue generated in a planned Kickstarter campaign. In addition, Mr. Bosua was granted a stock option grant to acquire 1,000,000 shares of the Company’s common which vests upon approval of the Company’s blood glucose measurement technology by the U.S. Food and Drug Administration. The grants were valued at $3.03 per share and expire on October 31, 2023.

On October 31, 2018, the Board awarded Ronald P Erickson a stock option grant to acquire 1,000,000 shares of the Company’s common which vests upon the Company’s successful listing of its Common Stock on NASDAQ or the New York Stock Exchange (including the NYSE American Market). The grant was valued at $3.03 per share and expires on October 31, 2023.

On March 26, 2019, the Board awarded an employee a stock option grant to acquire 10,000 shares of the Company’s Common stock for each $1,000,000 raised by the Company in revenue generated in a planned Kickstarter campaign. In addition, the employee was granted a stock option grant to acquire 130,000 shares of the Company’s common which vests upon approval of the Company’s blood glucose measurement technology by the U.S. Food and Drug Administration. The grants were valued at $1.50 per share and expire on March 26, 2024.

On March 26, 2019, the Board awarded an employee a stock option grant to acquire 10,000 shares of the Company’s Common stock for each $1,000,000 raised by the Company in revenue generated in a planned Kickstarter campaign. In addition, the employee was granted a stock option grant to acquire 130,000 shares of the Company’s common which vests upon approval of the Company’s blood glucose measurement technology by the U.S. Food and Drug Administration. The grants were valued at $1.50 per share and expire on March 26, 2024.

During April 2019, the Board awarded stock option grants to two employees and a consultant to acquire 155,000 shares each of the Company’s common stock. The grants were valued at $1.56 per share and expire during April 2024. A grant for 5,000 vested immediately and grants totaling 150,000 vests quarterly over four years, with no vesting during the first two quarters.

On April 15, 2019, the Board awarded an employee a stock option grant to acquire 5,000 shares of the Company’s Common stock for each $1,000,000 raised by the Company in revenue generated in a planned Kickstarter campaign. In addition, the employee was granted a stock option grant to acquire 50,000 shares of the Company’s common which vests upon approval of the Company’s blood glucose measurement technology by the U.S. Food and Drug Administration. The grants were valued at $1.50 per share and expire on April 15, 2024.

The Company recently decided that it would not undertake a Kickstarter campaign. Options are expected to have alternative Company milestones.

There are currently 2,437,668 options to purchase common stock at an average exercise price of $1.744 per share outstanding as of June 30, 2019 under the 2011 Stock Incentive Plan. The Company recorded $359,051 and $7,334 of compensation expense, net of related tax effects, relative to stock options for the nine months ended June 30, 2019 and 2018 and in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.020) and ($0.000) per share, respectively. As of June 30, 2019, there is approximately $1,595,350, net of forfeitures, of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 4.46 years.

Stock option activity for the nine months ended June 30, 2019 was as follows:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2018	2,182,668	$1.698	$3,706,519
Granted	255,000	2.136	544,750
Exercised	-	-	-
Forfeitures	-	-	-
Outstanding as of June 30, 2019	2,437,668	$1.744	$4,251,269

The following table summarizes information about stock options outstanding and exercisable as of June 30, 2019:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exercisable	Exercisable	Exercisable
0.25	530,000	4.36	$0.25	184,375	$0.25
1.28-1.90	1,305,000	4.5	1.31	359,375	1.31
3.03	100,000	4.46	3.03	100,000	3.03
4.08-4.20	500,000	4.48	4.13	125,000	4.13
13.500	1,334	0.38	13.5	1,334	13.5
15.000	1,334	-	15	-	15
	2,437,668	4.46	$1.744	770,084	$1.746

The significant weighted average assumptions relating to the valuation of the Company’s stock option grants for the nine months ended June 30, 2019 were as follows:

Assumptions

Dividend yield	0%
Expected life	3 yrs
Expected volatility	125%
Risk free interest rate	2.0%

There were stock option grants of 530,000 shares as of June 30, 2019 with an aggregate intrinsic value of $577,700.

On March 21, 2013, an amendment to the Stock Option Plan was approved by the stockholders of the Company, increasing the number of shares reserved for issuance under the Plan to 93,333 shares. On April 10, 2018, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 93,333 to 1,200,000. On August 7, 2018, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 1,200,000 to 2,000,000 to common shares.

Determining Fair Value under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

The Company had the following stock option transactions during the year ended September 30, 2018.

A former employee forfeited stock option grants for 10,668 shares of common stock at $14.719 per share.

During the year ended September 30, 2018, four employee and two consultants were granted options to purchase 1,180,000 shares of common stock at an exercise price of $2.024 per share. The stock option grants vest quarterly over four years (none during the first six months) and are exercisable for 5 years. The stock option grants were valued at an average of $2.38 per share.

On July 30, 2018, Mr. Bosua was awarded a stock option grant for 1,000,000 shares of common stock that was awarded at $1.28 per share and was valued at the black scholes value of $1.22 per share.  The stock option grant vests quarterly over four years and is exercisable for 5 years.

The Company had the following stock option transactions during the year ended September 30, 2017:

During the year ended September 30, 2017, employees forfeited stock option grants for 35,504 shares of common stock at $19.51 per share.

There are currently 534,736 options to purchase common stock at an average exercise price of $1.698 per share outstanding as of September 30, 2018 under the 2011 Stock Incentive Plan. The Company recorded $50,899 and $37,848 of compensation expense, net of related tax effects, relative to stock options for the year ended September 30, 2018 and in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.006) and ($0.01) per share, respectively. As of September 30, 2018, there is approximately $1,789,384, net of forfeitures, of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 4.94 years.

Stock option activity for the years ended September 30, 2018 and 2017 was as follows:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2016	50,908	$18.045	$918,627
Granted	-	-	-
Exercised	-	-	-
Forfeitures	(35,504)	(19.507)	(692,568)
Outstanding as of September 30, 2017	15,404	14.675	226,059
Granted	2,180,000	1.683	3,668,500
Exercised	-	-	-
Forfeitures	(12,736)	14.764	(188,040)
Outstanding as of September 30, 2018	2,182,668	$1.698	$3,706,519

The following table summarizes information about stock options outstanding and exercisable as of September 30, 2018:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
0.25	530,000	4.98	$0.250	-	$-
1.28	1,150,000	4.96	1.28	-	-
4.08-4.20	500,000	4.98		-	-
13.500	1,334	0.44	13.50	1,334	13.50
15.000	1,334	-	15.00	-	15.00
	2,182,668	4.94	$1.698	1,334	$13.50

There were stock option grants of 1,680,000 shares as of September 30, 2018 with an aggregate intrinsic value of $4,964,300.